Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net
6.
Property and equipment, net

	December 31, 2025	December 31, 2024
Computers	$2,544,543	$407,302
Office equipment	1,295,464	290
Less—Accumulated depreciation	(3,329,262)	(385,273)
Property and equipment, net	$510,745	$22,319

Depreciation expense for the years ended December 31, 2025 and 2024 was $273,234 and $41,673 respectively.